PARENT-ONLY FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 3,817.4				$ 4,143.1				$ 3,817.4	$ 4,143.1
Total assets	30,387.7				30,684.8				30,387.7	30,684.8	$ 25,514.1
Liabilities:
Current portion of long-term and other debt	138.9				127.2				138.9	127.2
Total liabilities	28,055.6				28,829.5				28,055.6	28,829.5
Stockholders' equity	2,332.1				1,855.3				2,332.1	1,855.3	1,658.2	$ 2,010.0
Total liabilities and equity	30,387.7				30,684.8				30,387.7	30,684.8
Statements of Income
Total revenue	1,464.5	$ 1,423.2	$ 1,397.2	$ 1,381.7	1,472.9	$ 1,360.6	$ 1,284.9	$ 1,356.3	5,666.6	5,474.7	5,013.2
Interest expense, net	144.7	136.8	133.6	127.2	126.3	115.2	110.5	103.4	542.3	455.4	370.9
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	363.8	343.0	263.1	245.1	260.6	326.6	222.5	252.8	1,215.0	1,062.5	779.0
Benefit for income taxes	(110.7)	(54.3)	(39.3)	(65.2)	(25.4)	(97.8)	(77.3)	(92.8)	(269.5)	(293.3)	(298.8)
Net income	284.9	296.5	217.8	163.9	271.4	233.2	137.7	146.4	963.1	788.7	517.6
Other comprehensive income (loss):
Net income	284.9	$ 296.5	$ 217.8	163.9	271.4	$ 233.2	$ 137.7	146.4	963.1	788.7	517.6
Other comprehensive (loss) income									2.1	10.5	(13.4)
Total comprehensive income, net of tax									965.2	799.2	504.2
Statements of Cash Flows
Cash flows from operating activities									2,754.9	2,599.1	2,127.2
Investing activities:
Payments for acquired businesses, net of cash acquired										(945.6)
Net cash used in investing activities									(1,872.0)	(4,268.1)	(4,291.5)
Financing activities:
Borrowings under debt agreements									4,575.3	7,696.7	3,823.7
Repayments of borrowings									(4,893.0)	(7,341.4)	(3,222.8)
Payment of deferred financing costs									(25.8)	(65.7)	(33.9)
Purchase of treasury shares									(443.2)	(553.7)	(798.8)
Dividends paid	(125.2)				(115.5)				(125.2)	(115.5)	(30.0)
Proceeds from issuance of common stock									17.6	18.4	18.4
Other									(31.3)	(29.3)	(22.8)
Net cash (used in) provided by financing activities									(1,217.9)	4,004.9	2,637.4
Change in cash, cash equivalents and restricted cash									(347.0)	2,346.2	487.1
Cash, cash equivalents and restricted cash at beginning of period				4,314.7				1,968.5	4,314.7	1,968.5	1,481.4
Cash, cash equivalents and restricted cash at end of period	3,967.7				4,314.7				3,967.7	4,314.7	1,968.5
Parent company
Assets:
Cash and cash equivalents	0.1				0.1				0.1	0.1
Investment in subsidiaries	8,606.0				8,203.9				8,606.0	8,203.9
Other assets	20.1				95.3				20.1	95.3
Total assets	8,626.2				8,299.3				8,626.2	8,299.3
Liabilities:
Current portion of long-term and other debt	114.4				76.2				114.4	76.2
Long-term debt	5,427.7				5,797.5				5,427.7	5,797.5
Intercompany liabilities	395.9				177.8				395.9	177.8
Other liabilities	356.1				392.5				356.1	392.5
Total liabilities	6,294.1				6,444.0				6,294.1	6,444.0
Stockholders' equity	2,332.1				1,855.3				2,332.1	1,855.3
Total liabilities and equity	8,626.2				8,299.3				8,626.2	8,299.3
Statements of Income
Interest from loans to subsidiaries									17.9	13.8	11.8
Dividends from subsidiaries									810.1	360.6	438.4
Total revenue									828.0	374.4	450.2
Interest expense, net									281.2	278.9	214.9
Other expenses, net									(0.4)	12.9	(1.3)
Total expenses									280.8	291.8	213.6
Income (loss) before income taxes and equity in undistributed net income of subsidiaries									547.2	82.6	236.6
Benefit for income taxes									7.0	322.7	75.2
Income before equity in undistributed net income of subsidiaries									554.2	405.3	311.8
Equity in undistributed net income of subsidiaries									408.9	383.4	205.8
Net income									963.1	788.7	517.6
Other comprehensive income (loss):
Net income									963.1	788.7	517.6
Other comprehensive (loss) income									29.6	(46.1)	6.6
Total comprehensive income, net of tax									992.7	742.6	524.2
Statements of Cash Flows
Cash flows from operating activities									82.3	72.3	2.0
Investing activities:
Loans to subsidiaries											(102.0)
Investment in subsidiaries										(164.0)
Dividends received									810.1	360.6	436.4
Net cash used in investing activities									810.1	196.6	334.4
Financing activities:
Borrowings under debt agreements									4,527.0	7,673.6	3,571.5
Repayments of borrowings									(4,838.3)	(7,232.4)	(3,167.9)
Payment of deferred financing costs									(4.6)	(33.7)	(11.6)
Purchase of treasury shares									(443.2)	(553.7)	(798.8)
Dividends paid									(125.2)	(115.5)	(30.0)
Proceeds from issuance of common stock									17.6	18.4	18.4
Other									(25.7)	(25.6)	(21.9)
Net cash (used in) provided by financing activities									(892.4)	(268.9)	(440.3)
Change in cash, cash equivalents and restricted cash											(103.9)
Cash, cash equivalents and restricted cash at beginning of period				$ 0.1				$ 0.1	0.1	0.1	104.0
Cash, cash equivalents and restricted cash at end of period	$ 0.1				$ 0.1				$ 0.1	$ 0.1	$ 0.1